Concentrations of Risk	12 Months Ended
Mar. 31, 2026
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK

NOTE – 16 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the year ended March 31, 2026, 2025 and 2024, the customers who accounted for 10% or more of the Company’s revenue are as below:

	2026		2025		2024
	Percentage of revenue	Accounts receivable	Percentage of revenue	Accounts receivable	Percentage of revenue	Accounts receivable

Customer A (Digitalization and other solution segment)	8.0%	$10,704	12.6%	$2,212	10.2%	$-
Customer B (Connectivity segment)	19.9%	$335,767	10.6%	$142,058
Customer C (Digitalization and other solution segment)	14.4%	$106,528

(b)	Major vendors

For the year ended March 31, 2026, 2025 and 2024, the vendor who accounted for 10% or more of the Company’s purchases and its outstanding payable balances as at year end date, is presented as follows:

	2026		2025		2024
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable

Vendor A	7.9%	$124,882	14.1%	$214,605	18.50%	$352,444
Vendor B	11.4%	$158,956	13.3%	$111,668
Vendor C	10.9%	$14,329
Vendor D	10.4%	$73,223

(c)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents, restricted cash, accounts and financing receivable. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately $77,515) if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2026, cash balances of $2.1 million, held at financial institutions in Singapore, were subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is exposed to credit risk primarily from accounts receivable arising from contracts with customers. The Company manages credit risk by performing credit evaluations of customers, monitoring outstanding balances and aging of receivables, and assessing customer-specific collection risks on an ongoing basis. The Company generally does not require collateral from its customers.

The Company records an allowance for credit losses in accordance with ASC 326, Financial Instruments—Credit Losses. The allowance for credit losses represents management’s estimate of expected credit losses over the contractual life of the receivables. In estimating expected credit losses, the Company considers historical collection experience, aging of receivables, past due status, customer-specific credit risk, current economic conditions, and reasonable and supportable forecasts that may affect collectability.

Accounts receivable are evaluated on a collective basis when they share similar risk characteristics. Receivables that do not share similar risk characteristics, or for which specific collection concerns have been identified, are evaluated on an individual basis. The Company considers receivables past due based on contractual payment terms. Receivables that are more than 60 days past due, or for which other information indicates that collection may be doubtful, are subject to additional review.

As of March 31, 2026, 23.4% (2025: 23.5%) of accounts receivable and sale-type lease investments were owed by a customer (2025: two customers). The ageing for aforementioned receivables were less than 90 days except for $80,416 (2025: $14,574) which was more than 60 days overdue.

(d)	Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

The Company’s interest-rate risk arises from bank borrowings. The Company manages interest rate risk by managing the mixture of fixed and variable rate debt, the issuance and maturity dates of debt, limiting the amount of variable rate debt, and continually monitoring the effects of market changes in interest rates. As of March 31, 2026 and March 31, 2025, the borrowings were at fixed interest rates.

(e)	Economic and political risk

The Company’s major operations are conducted in Asia. Accordingly, the political, economic, and legal environments in Asia, as well as the general state of Asia’s economy may influence the Company’s business, financial condition, and results of operations.

(f)	Exchange rate risk

The foreign exchange risk of the Group arises from subsidiaries operating countries, mainly Singapore and Malaysia. Translation risks of overseas net investments are not hedged.

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on the exchange rates of Singapore dollar and Malaysia Ringgit converted to US$ on that date. The exchange rates could fluctuate depending on changes in political and economic environments without notice.

(g)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.